SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of compensation expenses recognized for share-based awards granted

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Included in:
Cost of revenues	406,131	356,844	502,523
Sales and marketing expenses	110,446	121,396	180,465
General and administrative expenses	595,732	1,659,755	2,345,895
Research and development expenses	425,978	287,254	186,666
Total	1,538,287	2,425,249	3,215,549
Share‑based compensation related to share options (a)	1,504,025	970,551	771,151
Share‑based compensation related to restricted share units (b)	34,262	361,071	813,294
Share-based compensation related to restricted shares (c)	—	1,093,627	1,631,104
Total	1,538,287	2,425,249	3,215,549

Schedule of activities of company's share options

			Weighted
		Weighted	average
	Number of	average	remaining	Aggregate
	options	exercise	contractual	intrinsic
	outstanding	price	life	value
		US$	In Years	US$ (in thousands)
Outstanding as of December 31, 2020	138,381,390	0.00002	8.29	2,838,661
Granted	20,341,532	0.00002
Exercised	(57,076,970)	0.00002
Forfeited	(8,913,268)	0.00002
Outstanding as of December 31, 2021	92,732,684	0.00002	8.11	621,926

Outstanding as of December 31, 2021	92,732,684	0.00002	8.11	621,926
Granted	4,073,400	0.00002
Exercised	(24,383,373)	0.00002
Forfeited or Cancelled or Lapsed	(12,600,293)	0.00002
Outstanding as of December 31, 2022	59,822,418	0.00002	7.30	278,373

Outstanding as of December 31, 2022	59,822,418	0.00002	7.30	278,373
Exercised	(17,029,713)	0.00002
Forfeited or Cancelled	(2,443,122)	0.00002
Outstanding as of December 31, 2023	40,349,583	0.00002	6.39	218,022
Vested and exercisable as of December 31, 2021	10,816,028	0.00002	6.96	72,539
Vested and exercisable as of December 31, 2022	8,393,147	0.00002	6.56	39,056
Vested and exercisable as of December 31, 2023	7,610,018	0.00002	5.81	41,119

Schedule of fair value assumptions

	For the Year Ended December 31,
	2021	2022
Exercise price (US$)	US$ 0.00002	US$ 0.00002
Fair value of ordinary shares (US$)	5.51~22.33	3.72 ~ 6.31
Expected volatility	51.0%~52.2%	48.8% ~ 52.6%
Excepted term (in years)	10	10
Expected dividend yield	0%	0%
Risk‑free interest rate	1.9%~2.3%	2.3% ~ 4.2%

Share-based Payment Arrangement, Restricted Stock Unit, Activity

The following table summarizes activities of the Group’s restricted share units under 2020 Share Incentive Plan:

	Number of RSU	Weighted average grant-date
	outstanding	fair value
		US$
Outstanding as of December 31, 2020	—	—
Granted	2,525,730	11.85
Forfeited	(83,607)	15.89
Outstanding as of December 31, 2021	2,442,123	11.72

Outstanding as of December 31, 2021	2,442,123	11.72
Granted	44,012,712	5.90
Vested	(576,720)	7.89
Forfeited	(4,375,617)	7.05
Outstanding as of December 31, 2022	41,502,498	6.08

Outstanding as of December 31, 2022	41,502,498	6.08
Granted	46,425,615	6.03
Vested	(5,963,517)	5.90
Forfeited or Cancelled	(2,002,524)	6.21
Outstanding as of December 31, 2023	79,962,072	6.07

2022 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Restricted Stock Unit, Activity

	Number of
	restricted shares	Weighted average grant-date
	outstanding	fair value
		US$
Outstanding as of December 31, 2021	—	—
Granted	170,008,293	4.38
Outstanding as of December 31, 2022	170,008,293	4.38

Outstanding as of December 31, 2022	170,008,293	4.38
Vested*	(13,292,404)	4.29
Outstanding as of December 31, 2023	156,715,889	4.39
*	16,416,972 and 12,312,729 restricted shares granted to Mr. PENG Yongdong and Mr. SHAN Yigang that vested and re-restricted during the year 2023 are presented on a net basis.